OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Deferred contract costs	[1]	$ 2,840	$ 2,674
Deposits		306	279
Other non-current assets		$ 3,146	$ 2,953

[1]	See Note 1W.